Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2023
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Details of Personnel Expenses

Details of personnel expenses for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021		2022	2023
Salaries and wages	₩	3,138,798	2,975,325	2,850,927
Other employee benefits		589,598	652,915	613,072
Contributions to National Pension plan		68,962	77,062	81,625
Expenses related to defined benefit plans and defined contribution plans		144,739	169,362	158,756
	₩	3,942,097	3,874,664	3,704,380